Fixed Assets (Tables)	9 Months Ended
Mar. 31, 2023
Fixed Assets [Abstract]
Schedule of fixed assets
Chymosin osmosis equipment
As of June 30, 2022
Cost	10,617
Accumulated Depreciation	(1,699)
Net book amount	$8,918

Nine months ended March 31, 2023
Opening net book amount	8,918
Additions	2,570
Depreciation	(1,274)
Closing net book amount	$10,214

As of March 31, 2023
Cost	13,187
Accumulated Depreciation	(2,973)
Net book amount	$10,214